Registration Nos. 2-69308
	811-3097

	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	     X

Pre-Effective Amendment No.

Post-Effective Amendment No.          29       	     X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
      ACT OF 1940	     X

Amendment No.      29       	      X


	SMITH BARNEY MANAGED MUNICIPALS FUND INC.
	(Exact name of Registrant as specified in Charter)

	388 Greenwich Street, New York, New York 10013
	(Address of principal executive offices) (Zip Code)

	          (212) 723-9218
	(Registrant's telephone number, including Area Code)

	Christina T. Sydor
	Secretary

	Smith Barney Managed Municipals Fund Inc.
	388 Greenwich Street
	New York, New York 10013
	(22nd Floor)
	(Name and address of agent for service)

	Approximate Date of Proposed Public Offering:
	As soon as possible after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective:

     X         immediately upon filing pursuant to Rule 485(b)
                 on ________ pursuant to Rule 485(b)
                 on                 pursuant to Rule 485(a)

The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended February 28, 1995 was filed on April 26, 1995.


SMITH  BARNEY MANAGED MUNICIPALS FUND INC.

	FORM N-1A

	CROSS REFERENCE SHEET

	PURSUANT TO RULE 495(a)

Part A.
Item No.					Prospectus Caption

1. Cover Page					Cover Page

2. Synopsis					Prospectus Summary

3. Condensed Financial Information		Financial Highlights

4. General Description of Registrant		Cover Page; Prospectus
Summary;
						Investment Objective and
						Management Policies; Additional
Information;
						Annual Report

5. Management of the Fund			Management of the Fund;
Distributor;
						Additional Information; Annual
Report

6. Capital Stock and Other Securities		Investment Objective and
Management Policies;
						 Dividends, Distributions and Taxes;
						Additional Information

7. Purchase of Securities Being Offered		Valuation of Shares;
Purchase of Shares;
						Exchange Privilege; Redemption of
Shares;
						Minimum Account Size; Distributor


8. Redemption or Repurchase			Purchase of Shares; Redemption
of Shares;
						Exchange Privilege

9. Legal Proceedings				Not Applicable



Part B						Statement of
Item No.					Additional Information Caption

10. Cover					Cover Page

11. Table of Contents				Table of Contents

12. General Information				Distributor; Additional
Information

13. Investment Objective and Policies		Investment Objective and
Management
						Policies

14. Management of the Fund			Management of the Fund;
Distributor

15. Control Persons and Principal			Management of the Fund
     Holders of Securities

16. Investment Advisory and Other Services	Management of the Fund;
Distributor

17. Brokerage Allocation				Investment Objective and
Management Policies

18. Capital Stock and Other Securities		Purchase of Shares;
Redemption of Shares;
						Taxes

19. Purchase, Redemption and Pricing of		Valuation of Shares;
Purchase of Shares;
     Securities Being Offered			Exchange Privilege; Redemption
of Shares
						Distributor

20. Tax Status					Taxes

21. Underwriters					Distributor

22. Calculation of Performance Data		Performance Data

23. Financial Statements				Financial Statements


SMITH BARNEY MANAGED MUNICIPALS FUND INC.

PART A

Part A of the Registration Statement is incorporated by reference to Part A of Post-Effective Amendment No. 28 to the Registration Statement as filed with the SEC on April 27, 1995 as Accession # 91155-95-000027 ("Post-Effective Amendment No. 28").




SMITH BARNEY MANAGED MUNICIPALS FUND INC.

PART B

Part B of the Registration Statement is incorporated by reference to Part B of Post-Effective Amendment No. 28.



	SMITH BARNEY MANAGED MUNICIPALS FUND INC.

	PART C

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:

		Included in Part A:

			    Financial Highlights are incorporated by reference
to Part A of Post-
			Effective Amendment No. 28.

		Included in Part B:

	The Registrant's Annual Report for the year ended February 28, 1995 and the Report of Independent Accountants are incorporated by reference to the Definitive 30b-1 filed on April 26, 1995 as Accession # 0000091155-95-000012.

		Included in Part C:

	    Consent of Independent Accountants is incorporated by reference to Post-Effective Amendment No. 28

(b)	Exhibits

Exhibit No.	Description of Exhibits

		All references are to the Registrant's Registration Statement on Form N-1A (the "Registration Statement") as filed with the SEC on September 26, 1980 (File No. 2-69308 and 811-3097).

(1)(a)		Articles of Amendment to the Articles of Incorporation
dated July 30, 1993, are incorporated by reference to Post-
Effective Amendment No. 25 filed on February 25, 1994
("Post-Effective Amendment No. 25").

(b)		Form of Amendment to Articles of Incorporation, Form of
Articles Supplementary, Form of Amendment and Articles of
Correction dated October 14, 1994, are incorporated by reference to Post-Effective Amendment No. 27 as filed on November 7, 1994 ("Post-Effective Amendment No. 27").

(2)(a)		Registrant's By-Laws are incorporated by reference to
Post-Effective Amendment No. 3 as filed on June 17, 1982
("Post-Effective Amendment No. 3").

(b)		Amendments to Registrant's By-Laws are incorporated by
reference to Post-Effective Amendment No. 12, as filed on April 29, 1988 ("Post-Effective Amendment No. 12").

(3)		Not Applicable.

(4)(a)		Registrant's form of stock certificate          is
incorporated by reference to Post-Effective No. 22 as filed on October 23, 1992 ("Post-Effective Amendment 22").

(5)(a)		Investment Advisory Agreement dated July 30, 1993
between the Registrant and Greenwich Street Advisors is incorporated by reference to Post-Effective Amendment No.
25.

(b)		Form of Transfer of Investment Advisory Agreement dated as
of November 7, 1994 among Registrant, Mutual Management
Corp. and Smith Barney Mutual Funds Management Inc.
("SBMFM") is     incorporated by reference to Post-Effective
Amendment No. 28

(6)		Distribution Agreement with Smith Barney Shearson Inc.,
dated July 30, 1993, is incorporated by reference to Post-
Effective Amendment No. 25.

(7)		Not Applicable.

(8)		Form of Custody Agreement between the Registrant and PNC
Bank, National Association is filed herein.

(9)(a)		Transfer Agency Agreement dated August 2, 1993 between the
Registrant and TSSG is incorporated by reference to Post-
Effective Amendment No. 25.

(b)		Administration Agreement dated April 20, 1994, between the
Registrant and Smith, Barney Advisers, Inc. ("SBA") is incorporated by reference to Post-Effective Amendment No.
27.


(10)		Opinion of Counsel as to the legality of securities is
incorporated by reference to Post-Effective Amendment No.
 17 filed on April 29, 1990 and Post-Effective
Amendment No. 22.


(11)		Consent of Independent Accountants is incorporated by
reference to Post-Effective
		Amendment No. 28.

(12)		Not Applicable.

(13)		Not Applicable.

(14)		Not Applicable.

(15)		Amended Services and Distribution Plan pursuant to Rule 12b-
1 between the Registrant and Smith Barney Inc., is incorporated by reference to Post-Effective Amendment No.
27.

(16)		Performance Data is incorporated by reference to Post-
Effective Amendment No. 16 filed with the Securities and
Exchange Commission on June 28, 1989.


(17)		A Financial Data Schedule is filed herein.



(18)		Form of Rule 18f-3(d) Multiple Class Plan of the Registrant
is filed herein.





Item 25.	Persons Controlled by or under Common Control with
Registrant

		None

Item 26.	Number of Holders of Securities

			(1)					(2)
							Number of Record Holders
		Title of Class				by Class as of
February 22, 1996

		Common stock, par			Class A		33,566
		value $.001 per share			Class B  	20,880
							Class C     	     887
							Class Y     	         6

Item 27.	Indemnification

		Response to this item is incorporated by reference to Post-Effective Amendment No. 22.


Item 28(a).	Business and Other Connections of Investment Adviser


Investment Adviser - - Smith Barney Mutual Funds Management Inc., formerly known as Smith, Barney Advisers, Inc. ("SBMFM")


SBMFM, through its predecessors, has been in the investment counseling business since 1934 and was incorporated in December 1968 under the laws of the State of
Delaware. SBMFM is a wholly owned subsidiary of Smith Barney Holdings
Inc.
(formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica
Corporation) ("Travelers"). SBMFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").




The list required by this Item 28 of the officers and directors of SBMFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM pursuant to the Advisers Act (SEC File No. 801-8314).

Prior to the close of business on November 7, 1994, Greenwich Street advisors served as investment Adviser. Greenwich Street Advisors, through its predecessors, has been in the investment counseling business since 1934 and is a division of Mutual Management Corp. ("MMC"). MMC was incorporated in 1978 and is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"), which is in turn a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica
Corporation) ("Travelers").   The list required by this Item 28 of the
officers and directors of MMC and Greenwich Street Advisors, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by MMC on behalf of Greenwich Street Advisors pursuant to the Advisers Act (SEC File No. 801-14437).




Item 29.	Principal Underwriters




	Smith Barney Inc. ("Smith Barney") currently acts as distributor for Smith Barney California Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Global Opportunities
Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Concert Series Inc., Smith
Barney Principal Return Fund, Smith Barney Managed Governments
Fund Inc., Smith Barney Income Funds, Smith Barney Equity Funds,
Smith Barney Investment Funds Inc., Smith Barney Natural Resources
Fund Inc., Smith Barney Telecommunications Trust, Smith Barney
Arizona Municipals Fund Inc., Smith Barney New Jersey Municipals
Fund Inc., The USA High Yield Fund N.V., Garzarelli Sector
Analysis Portfolio N.V., Smith Barney Fundamental Value Fund Inc.,
Smith Barney Series Fund, Consulting Group Capital Markets Funds,
Smith Barney Investment Trust, Smith Barney Adjustable Rate
Government Income Fund, Smith Barney Oregon Municipals Fund, Smith Barney Funds, Inc., Smith Barney Muni Funds, Smith Barney World
Funds, Inc., Smith Barney Money Funds, Inc., Smith Barney Tax-Free
Money Fund, Inc., Smith Barney Variable Account Funds, Smith
Barney U.S. Dollar Reserve Fund (Cayman), Worldwide Special Fund,
N.V., Worldwide Securities Limited, (Bermuda), Smith Barney International Fund (Luxembourg) and various series of unit investment trusts.


	Smith Barney is a wholly owned subsidiary of Smith Barney Holdings Inc. (formerly known as Smith Barney Shearson Holdings Inc.),
which in turn is a wholly owned subsidiary of Travelers.   On June
1, 1994, Smith Barney changed its name from Smith Barney Shearson
Inc. to its current name.  The information required by this Item
29 with respect to each director, officer and partner of Smith
Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934
(SEC File No. 812-8510).





Item 30.	Location of Accounts and Records

	(1)	Smith Barney Managed Municipals Fund Inc.
		388 Greenwich Street
		New York, New York 10013

	(2)	Smith Barney Mutual Funds Management Inc.
		388 Greenwich Street
		New York, New York 10013

	(3)
		PNC Bank, National Association
		17th & Chestnut Streets
		Philadelphia, PA 19103

	(4)
		First Data Investor Services Group, Inc.
		One Exchange Place
		Boston, Massachusetts 02109


Item 31.	Management Services

		Not applicable

Item 32.	Undertakings

		None

Rule 485(b) Certification

		The Registrant hereby certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, as amended.




   	SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY MANAGED MUNICIPALS FUND INC., has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the

    27th day of February, 1996    .

						SMITH BARNEY MANAGED MUNICIPALS
						FUND INC.



						By: /s/ Heath B. McLendon
						       Heath B. McLendon,
						       Chief Executive Officer



	Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement and the above Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated.

Signature			Title					Date

/s/ Heath B. McLendon  		Director, Chairman of the Board
	   2/27/96
Heath B. McLendon

/s/ Lewis E. Daidone    		Senior Vice President and	   2/27/96
Lewis E. Daidone		Treasurer (Chief Financial
				and Accounting Officer)

/s/ Alfred J. Bianchetti		Director
	   2/27/96
Alfred J. Bianchetti

/s/ Herbert Barg        		Director
	   2/27/96
Herbert Barg

/s/ Martin Brody        		Director
	   2/27/96
Martin Brody

/s/ Burt N. Dorsett       		Director
	   2/27/96
Burt N. Dorsett

/s/ Dwight B. Crane      		Director
	   2/27/96
Dwight B. Crane

/s/ Elliott S. Jaffe      		Director
	   2/27/96
Elliott S. Jaffe

/s/ Stephen E. Kaufman    	Director
	   2/27/96
Stephen E. Kaufman

/s/ Joseph J. McCann      		Director
	   2/27/96
Joseph J. McCann

/s/ Cornelius C. Rose, Jr. 		Director
	   2/27/96
Cornelius C. Rose


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